UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-SAR

                           SEMI-ANNUAL REPORT
                             FOR REGISTERED
                          INVESTMENT COMPANIES

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:                                      12/31/01 (b)

Is this a transition report?  (Y/N)                                            N

Is this an amendment to a previous filing?  (Y/N)                              N

Those items or sub-items with a box | | after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: First Variable Separate Account VL

   B. File Number: 811-07647

   C. Telephone Number: 205-868-3804

2. A. Street: 2801 Highway 280 South

   B. City: Birmingham  C.  State: AL  D. Zip Code: 35223 Zip Ext.

   E. Foreign Country:           Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)                   N

4. Is this the last filing on this form by Registrant?(Y/N)                    N

5. Is Registrant a small business investment company (SBIC)? (Y/N)             N
   (If answer is Y (Yes), complete only items 89 through 110.)

6. Is Registrant a unit investment trust (UIT)?  (Y/N)                         Y
   (If the answer is Y (Yes) complete only items 111 through 132.)

For period ending:     12/31/01

File number 811- 07647

UNIT INVESTMENT TRUSTS

111. A.| | Depositor Name:__________________________________

     B.| | File Number (If any):

     C.|X| City:Birmingham State: AL  Zip Code: 35223  Zip Ext:
       | | Foreign Country:            Foreign Postal Code:

111. A.| | Depositor Name:

     B.| | File Number (If any):

     C.|X| City: Birmingham State:AL  Zip Code:35223  Zip Ext:
       | | Foreign Country:            Foreign Postal Code:

112. A.| | Sponsor Name:
     B.| | File Number (If any):
     C.| | City:            State:    Zip Code:       Zip Ext.
       | | Foreign Country:            Foreign Postal Code:

112. A.| | Sponsor Name:
     B.| | File Number (If any):
     C.| | City:            State:    Zip Code:       Zip Ext.
       | | Foreign Country:            Foreign Postal Code:

For period ending    12/31/01

File number 811-   07647

113. A. | | Trustee Name:
     B. |X| City:Birmingham  State:AL Zip Code:35223 Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

113. A. | | Trustee Name:
     B. | | City:           State:    Zip Code:      Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

114. A. | | Principal Underwriter Name:
     B. | | File Number: 8-
     C. | | City:           State:    Zip Code:      Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

114. A. | | Principal Underwriter Name:
     B. | | File Number: 8-
     C. | | City:           State:    Zip Code:      Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

115. A. | | Independent Public Accountant Name:
        | | City:             State:    Zip Code:      Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

115. A. | | Independent Public Accountant Name:
        | | City:             State:    Zip Code:      Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

For period ending     12/31/01

File number 811-    07647

116. Family of investment companies information:

     A.| | Is Registrant part of a family of investment companies?(Y/N)
                                                                             Y/N
     B.| | Identify the family in 10 letters:
           (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.| | Is Registrant a separate account of an insurance company?(Y/N)
                                                                             Y/N

     If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?

     B.| | Variable annuity contracts? (Y/N)                                ____
                                                                             Y/N
     C.| | Scheduled premium variable life contracts? (Y/N)                 ___
                                                                             Y/N
     D.| | Flexible premium variable life contracts? (Y/N)                  ___
                                                                             Y/N
     E.| | Other types of insurance products registered under the
           Securities Act of 1933?  (Y/N) ______________                    ____
                                                                             Y/N
118. | | State the number of series existing at the end of the period that
         had securities registered under the Securities Act of 1933    _________

119. | | State the number of new series for which registration statements under the securities Act of 1933 became effective during the
         period                                                        _________

120. | | State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted)
                                                                      $_________

121. | | State the number of series for which a current prospectus was in
         existence at the end of the period                            _________

122. | | State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
         period                                                        _________

For period ending    12/31/01

File number 811-    07647

123. | | State the total value of the additional units considered
         in answering item 122 ($000's omitted)                       $_________

124. | | State the total value of units of prior series that were
         placed in the portfolios of subsequent series during the
         current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) ($000's omitted)                                     $_________

125. | | State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from the
         sale of units of all series of Registrant ($000's
         omitted)                                                     $_________

126. | | Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.) ($000's
         omitted)                                                     $_________

127. | | List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Total Income
                                Number of        Total Assets    Distributions
                             Series Investing  ($000's omitted) ($000's omitted)
A. U.S.Treasury direct issue                     $               $
                                ---------        ------------    -------------

B. U.S.Government agency                         $               $
                                ---------        ------------    -------------

C. State and municipal
   tax-free                                      $               $
                                ---------        ------------    -------------

D. Public utility debt                           $               $
                                ---------        ------------    -------------

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                        $               $
                                ---------        ------------    -------------

F. All other corporate
   intermed, & long-term debt                    $               $
                                ---------        ------------    -------------

G. All other corporate
   short-term debt                               $               $
                                ---------        ------------    -------------

H. Equity securities of
   brokers or dealers or
   parents of brokers
   or dealers                                    $               $
                                ---------        ------------    -------------

I. Investment company equity
   securities                       1            $     35,456    $
                                ---------        ------------    -------------

J. All other equity
   securities                                    $               $
                                ---------        ------------    -------------

K. Other securities                              $               $
                                ---------        ------------    -------------

L. Total assets of all series
   of registrant                    1            $     35,456    $
                                ---------        ------------    -------------

For period ending     12/31/01

File number 811-    07647

128.| | Is the timely payment of principal and interest on any of
        the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an
        entity other than the issuer?(Y/N)                                    N
                                                                             Y/N
        (If answer is N (No), go to item 131.)

129.| | Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                             Y/N
        (If answer is N (No), go to item 131.)

130.| | In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                                                             Y/N
131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                        $    3,727
                                                                      ----------

132.| | List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

811-         811-           811-         811-          811-

   This report is signed on behalf of the First Variable Annuity Fund A in the City of Birmingham, State of Alabama, on February 27, 2002.

                                    First Variable Annuity Fund A


                                    By: /s/ JIM E. MASSENGALE
                                        ----------------------------------------
                                            Jim E. Massengale
                                    Title: President,
                                           First Variable Life Insurance Company

Witness:


/s/ DEBORAH J. LONG
Deborah J. Long
Title: Secretary, First Variable Life Insurance Company